Accumulated Other Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive (Loss) Income by Component Net of Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized holding (loss) gain on available-for-sale securities arising during the period, Pretax	$ (3,195)	$ 657	$ 1,081
Amount reclassified for net gains included in net income, Pretax	(159)		(237)
Unrealized holding (loss) gain on available-for-sale securities arising during the period, Tax Effect	(1,656)	223	368
Amount reclassified for net gains included in net income, Tax Effect	(54)		(81)
Beginning balance, After-tax	1,864
Ending balance, After-tax	(1,456)	1,864
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Pretax	2,823	2,166
Unrealized holding (loss) gain on available-for-sale securities arising during the period, Pretax	(3,195)	657
Amount reclassified for net gains included in net income, Pretax	(159)
Unrealized loss on securities transferred from available-for-sale to held-to-maturity, Pretax	(1,931)
Amortization of held-to-maturity discount resulting from transfer, Pretax	255
Total other comprehensive (loss) income, Pretax	(5,030)	657
Ending balance, Pretax	(2,207)	2,823
Beginning balance, Tax Effect	(959)	(736)
Unrealized holding (loss) gain on available-for-sale securities arising during the period, Tax Effect	1,086	(223)
Amount reclassified for net gains included in net income, Tax Effect	54
Unrealized loss on securities transferred from available-for-sale to held-to-maturity, Tax Effect	657
Amortization of held-to-maturity discount resulting from transfer, Tax Effect	(87)
Total other comprehensive (loss) income, Tax Effect	1,710	(223)
Ending balance, Tax Effect	751	(959)
Beginning balance, After-tax	1,864	1,430
Unrealized holding (loss) gain on available-for-sale securities arising during the period, After-tax	(2,109)	434
Amount reclassified for net gains included in net income, After-tax	(105)
Unrealized loss on securities transferred from available-for-sale to held-to-maturity, After-tax	(1,274)
Amortization of held-to-maturity discount resulting from transfer, After-tax	168
Total other comprehensive (loss) income, After-tax	(3,320)	434
Ending balance, After-tax	$ (1,456)	$ 1,864